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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended December 31, 2004

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

                                Stephen W. Kidder
                    Name of Institutional Investment Manager

Hemenway & Barnes   60 State Street   Boston,      MA     02109
Business Address       (Street)       (City)    (State)   (Zip)

                                 (617) 227-7940
   Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2005.

                                     Stephen W. Kidder
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

          Name:              13F File No.:
--------------------------   -------------
1. Brian C. Broderick
                                --------
2. Michael B. Elefante          28-06281
3. Timothy F. Fidgeon           28-06169
4. Roy A. Hammer                 28-5798
5. Michael J. Puzo              28-06165
6. Kurt F. Somerville           28-10379
7.
   -----------------------      --------
8.
   -----------------------      --------
9.
   -----------------------      --------
10.
    ----------------------      --------

*    Refers to manager number on attached detail in Item 7.

                                                                          Page 1
AS OF: DECEMBER 31, 2004         FORM 13F          SEC FILE # STEPHEN W. KIDDER/

                                                                                        ITEM 6:                  ITEM 8:
                                                                           ITEM 5:    INVESTMENT            VOTING AUTHORITY
                                                     ITEM 3:    ITEM 4:   SHARES OR   DISCRETION          --------------------
           ITEM 1:                   ITEM 2:          CUSIP   FAIR MARKET PRINCIPAL -------------  ITEM 7:  (A)   (B)    (C)
       NAME OF ISSUER             TITLE OF CLASS      NUMBER     VALUE      AMOUNT  (A)  (B)  (C) MANAGERS SOLE  SHARED  NONE
----------------------------- --------------------- --------- ----------- --------- ---  ---  --- -------- ----  ------  -----
ABBOTT LABS                   COMMON STOCK          002824100      476763    10220             xx                  3700   6520
AMAZON NOTE CONV SUB DEB      CONV. CORPORATE BONDS 023135AF3      465581   465000             xx                465000
AMGEN INC.                    COMMON STOCK          031162100      881742    13745             xx                  9945   3800
ANALOG DEVICES, INC.          COMMON STOCK          032654105      272470     7380             xx                  7380
APPLIED MICRO CIRCUITS CORP   COMMON STOCK          03822W109       92586    21992             xx                  9000  12992
APTARGROUP INC                COMMON STOCK          038336103      248066     4700             xx                  4700
AUTOMATIC DATA PROCESSING     COMMON STOCK          053015103      726010    16370             xx                 12370   4000
AVERY DENNISON CORP.          COMMON STOCK          053611109      357121     5955             xx                  5955
BP PLC ADR                    COMMON STOCK          055622104      987369    16907             xx                 14261   2646
BANK OF AMERICA CORP.         COMMON STOCK          060505104      274328     5838             xx                  5838
BEA SYSTEMS INC.              CORPORATE BONDS       073325AD4      626563   625000             xx                625000
BIOMET INC                    COMMON STOCK          090613100      235174     5420             xx                  5420
CANADIAN NATIONAL RAILWAY CO. COMMON STOCK          136375102      486876     7949             xx                  7949
CATERPILLAR INC               COMMON STOCK          149123101      390040     4000             xx                         4000
CHEVRONTEXACO CORP.           COMMON STOCK          166764100      302458     5760             xx                  5760
CHUBB CORPORATION             COMMON STOCK          171232101      233776     3040             xx                  3040

                                                                          Page 2
AS OF: DECEMBER 31, 2004         FORM 13F          SEC FILE # STEPHEN W. KIDDER/

                                                                                        ITEM 6:                  ITEM 8:
                                                                           ITEM 5:    INVESTMENT            VOTING AUTHORITY
                                                     ITEM 3:    ITEM 4:   SHARES OR   DISCRETION          --------------------
           ITEM 1:                   ITEM 2:          CUSIP   FAIR MARKET PRINCIPAL -------------  ITEM 7:  (A)   (B)    (C)
       NAME OF ISSUER             TITLE OF CLASS      NUMBER     VALUE      AMOUNT  (A)  (B)  (C) MANAGERS SOLE  SHARED  NONE
----------------------------- --------------------- --------- ----------- --------- ---  ---  --- -------- ----  ------  -----
E I DU PONT DE NEMOURS & CO.  COMMON STOCK          263534109      330107     6730             xx                  6730
E M C CORP.                   COMMON STOCK          268648102      393386    26455             xx                 15855  10600
EMERSON ELECTRIC CO.          COMMON STOCK          291011104      445135     6350             xx                  6350
ENCANA CORP.                  COMMON STOCK          292505104      621954    10900             xx                 10900
EXXON MOBIL CORP.             COMMON STOCK          30231G102     1972587    38482             xx                 29078   9404
GENERAL ELECTRIC CO.          COMMON STOCK          369604103     2514558    68892             xx                 50924  17968
GILLETTE COMPANY              COMMON STOCK          375766102      201510     4500             xx                         4500
HEWLETT PACKARD CO            COMMON STOCK          428236103      207603     9900             xx                  2400   7500
INTEL CORPORATION             COMMON STOCK          458140100     1991471    85142             xx                 60162  24980
IVAX CORP                     CORPORATE BONDS       465823AG7      750000   750000             xx                750000
JEFFERSON-PILOT CORP.         COMMON STOCK          475070108     1463557    28167             xx                 24792   3375
JOHNSON & JOHNSON             COMMON STOCK          478160104     2015488    31780             xx                 23275   8505
KOPIN                         COMMON STOCK          500600101       76684    19815             xx                 19815
MERCK & CO INC.               COMMON STOCK          589331107      789198    24555             xx                 18555   6000
MICROSOFT CORP.               COMMON STOCK          594918104      704339    26360             xx                 11760  14600
NOKIA CORP ADR A              COMMON STOCK          654902204      289112    18450             xx                 18450

                                                                          Page 3
AS OF: DECEMBER 31, 2004         FORM 13F          SEC FILE # STEPHEN W. KIDDER/

                                                                                        ITEM 6:                  ITEM 8:
                                                                           ITEM 5:    INVESTMENT            VOTING AUTHORITY
                                                     ITEM 3:    ITEM 4:   SHARES OR   DISCRETION           -------------------
           ITEM 1:                   ITEM 2:          CUSIP   FAIR MARKET PRINCIPAL -------------  ITEM 7:  (A)   (B)    (C)
       NAME OF ISSUER             TITLE OF CLASS      NUMBER     VALUE      AMOUNT  (A)  (B)  (C) MANAGERS SOLE  SHARED  NONE
----------------------------- --------------------- --------- ----------- --------- ---  ---  --- -------- ----  ------  -----
NORTEL NETWORKS CORP COM      COMMON STOCK          656568102       39558    11400             xx                 11400
PFIZER INC.                   COMMON STOCK          717081103      370275    13770             xx                 13770
PROCTER & GAMBLE CO.          COMMON STOCK          742718109     1244808    22600             xx                 17920   4680
ROCKWELL AUTOMATION INC       COMMON STOCK          773903109      208110     4200             xx                         4200
SEPRACOR INC                  COMMON STOCK          817315104      393029     6620             xx                  4620   2000
J M SMUCKER CO NEW            COMMON STOCK          832696405      330667     7025             xx                  7025
TARGET CORP                   COMMON STOCK          87612E106      296001     5700             xx                  5700
3 M COMPANY                   COMMON STOCK          88579Y101      883237    10762             xx                  7662   3100
WYETH                         COMMON STOCK          983024100      374792     8800             xx                  4800   4000
TOTAL:                                                         25,964,089